Notes Receivable - Schedule (Details) $ in Thousands, € in Millions	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 24, 2021 USD ($)	Dec. 24, 2021 EUR (€)	Aug. 30, 2021 USD ($)	Aug. 30, 2021 EUR (€)	Dec. 31, 2020 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Estimated Fair Value	$ 83,863	$ 54,907					$ 0
Principal Amount		57,811					$ 565
Via Motor Note | Convertible Debenture
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal Amount					$ 42,500
Interest rate					4.00%	4.00%
Inobat Note | Convertible Debenture
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest rate					8.00%	8.00%
Convertible promissory note and interest
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cost		54,319
Interest		588
Unrealized Gains		0
Unrealized Losses		0
Impairment		0
Estimated Fair Value		54,907
VIA Motors International, Inc. | Convertible Debenture
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal Amount					$ 42,500
Interest rate					4.00%	4.00%
VIA Motors International, Inc. | Convertible promissory note and interest
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cost		42,500			$ 42,500
Interest		578
Unrealized Gains		0
Unrealized Losses		0
Impairment		0
Estimated Fair Value		43,078
Inobat | Convertible promissory note and interest
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cost		11,819	$ 11,400	€ 10.0	$ 11,400	€ 10.0
Interest		10
Unrealized Gains		0
Unrealized Losses		0
Impairment		0
Estimated Fair Value		$ 11,829
Interest rate			8.00%	8.00%